Label	Element	Value
iMGP SBH Focused Small Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iMGP Small Company Fund Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The iMGP Small Company Fund (the “Small Company Fund”) seeks long-term growth of capital; that is, the increase in the value of your investment over the long term.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Small Company Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Small Company Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Small Company Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Small Company Fund are held in a taxable account as compared to shares in investment companies that hold investments for a longer period. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small Company Fund’s performance. During the most recent fiscal year, the Small Company Fund’s portfolio turnover rate was 56.46%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.46%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Small Company Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Small Company Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Small Company Fund’s operating expenses remain the same. The cost for the Small Company Fund reflects the net expenses of the Small Company Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Small Company Fund invests in the securities of smaller companies that the sub-advisors to the Fund (each a “manager” or “sub‑advisor”) believe have strong appreciation potential. The Advisor believes that giving highly disciplined managers latitude in the types of stocks they can own can confer an advantage over managers who are more tightly constrained to an arbitrary “style box.” This belief underlays the premise of the Small Company Fund to give its sub-advisors broad flexibility but limit the sub-advisors to their highest-conviction ideas. The Advisor is responsible for recommending which sub‑advisors to hire or remove. Before hiring a sub‑advisor, the Advisor performs extensive due diligence. This includes quantitative and qualitative analysis, including (but not limited to) an evaluation of the investment process, the consistency of its execution and discipline; individual holdings; strategies employed, past mistakes, risk controls, team depth and quality; operations and compliance; and business focus and vision. The Advisor’s evaluation process includes review of literature and documents, quantitative historical performance evaluation, extensive discussions with members of the investment team and firm management and background checks through industry contacts.
There is no minimum or maximum allocation of the Small Company Fund’s portfolio assets to each sub‑advisor. The Advisor is responsible for establishing the target allocation of Small Company Fund assets to each manager based on the Advisor’s goal of maintaining a balance of investment styles (growth, value, and blend) and may adjust the target allocations at its discretion. A “growth investing” style involves identifying securities for the Fund that the sub‑advisor expects to have above-average potential for growth in revenue and earnings. A “value investing” style involves identifying securities for the Fund that the sub‑advisor believes are underpriced relative to comparable securities, determined by price/earnings ratios, cash flows or other measures. Market performance may result in allocation drift among the managers of the Small Company Fund. The Advisor is responsible for periodically rebalancing the portfolios, the timing and degree of which will be determined by the Advisor based on the amount of deviation from pre‑established target allocation ranges and the Advisor’s assessment of market conditions and investment opportunities available to each sub‑advisor. The Advisor monitors the individual portfolios managed by the sub‑advisors to ensure that the overall portfolio does not include any unintentional over-weights to sectors, industries or individual securities. Under normal conditions, each sub‑advisor manages a portion of the Small Company Fund’s assets by independently managing a portfolio typically composed of between 15 and 30 stocks (resulting in total Small Company Fund holdings of 30 to 60 different stocks). The target allocations to each sub‑adviser are indicated in the following table:

SUB‑ADVISOR	TARGET ASSET ALLOCATION	INVESTMENT STYLE

Polen Capital Management, LLC	50%	Growth

Segall Bryant & Hamill, LLC	50%	Value
Under normal market conditions, the Small Company Fund invests at least 80% of its net assets, in securities of small‑sized U.S. companies, as measured by market capitalization at the time of acquisition. The Small Company Fund may focus its investments in certain sectors – including, but not limited to, the industrial sector – from time to time as a result of the implementation of the Small Company Fund’s investment strategy by the managers, but sector focus is not a principal strategy of the Small Company Fund. The extent of the Fund’s focus on certain sectors will change over time and may shift to other sectors, based on the managers’ ongoing evaluation of the Fund’s holdings and of potential investments that meet the Fund’s investment mandate.
The Advisor defines a “small company” as one whose market capitalization is within the range of the market capitalizations of companies in the Russell 2000 Index. As of March 31, 2024, the range of market capitalizations of companies in the Russell 2000 Index was from approximately $12.2 million to $ 56.5 billion.
Up to 15% of the Small Company Fund’s net assets may be invested in the securities of foreign companies, including those located in emerging markets. The Advisor defines an emerging market country as any country that is included in the MSCI Emerging Markets Index.
Generally, a security may be sold: (1) if the sub‑advisor believes the security is overvalued; (2) if the sub‑advisor’s view of the business fundamentals or management of the underlying company changes; (3) if a more attractive investment opportunity is found; (4) if general market conditions trigger a change in the sub‑advisor’s assessment criteria; or (5) for other portfolio management reasons.
The Small Company Fund’s sub‑advisors may trade their portfolios frequently.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Small Company Fund. The bar chart shows changes in the performance of the Small Company Fund’s Institutional Class shares from year to year. The table below shows how the Small Company Fund’s average annual total returns of the Institutional Class for the 1‑year and since inception periods compare to those of a broad-based market index, a secondary market index and an index of peer group mutual funds. Before April 29, 2024, the Fund was managed with the same investment objective but with a different investment strategy and may achieve different performance results under its current investment strategy from the performance shown for periods before that date. Past performance, before and after taxes, does not necessarily indicate how the Small Company Fund will perform in the future. Updated performance information is available on the Small Company Fund’s website at www.imgpfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Small Company Fund. The bar chart shows changes in the performance of the Small Company Fund’s Institutional Class shares from year to year. The table below shows how the Small Company Fund’s average annual total returns of the Institutional Class for the 1‑year and since inceptionperiods compare to those of a broad-based market index, a secondary market index and an index of peer group mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.imgpfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, does not necessarily indicate how the Small Company Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Small Company Fund Institutional Class Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown above, the highest and lowest quarterly returns earned by the Small Company Fund were:

Highest:	17.55%	Quarter ended March 31, 2021
Lowest:	-15.88%	Quarter ended June 30, 2022

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective April 29, 2024, the Small Company Fund’s primary benchmark changed from the MSCI USA Small Cap Value Index to the Russell 2000 Index. The Adviser believes this benchmark more closely aligns with the change of investment strategy of the Fund.
iMGP SBH Focused Small Value Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investment in stocks exposes shareholders of the Small Company Fund to the risk of losing money if the value of the stocks held by the Small Company Fund declines during the period an investor owns shares in the Small Company Fund.
iMGP SBH Focused Small Value Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Small Company Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
iMGP SBH Focused Small Value Fund | Smaller Companies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Smaller Companies Risk. The Small Company Fund may invest a portion of its assets in the securities of small-and, at times, mid‑sized companies. Securities of small‑cap companies are generally more volatile and less liquid than the securities of large‑cap companies. This is because small companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

iMGP SBH Focused Small Value Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Market Risk. The value of the Small Company Fund’s shares will fluctuate based on the performance of the Small Company Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for the Small Company Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of the Small Company Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

iMGP SBH Focused Small Value Fund | Geopolitical Events Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Geopolitical Events Risk. The interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Small Company Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long-term effects on both the U.S. and global financial markets.

iMGP SBH Focused Small Value Fund | Multi Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Multi-Management Risk. Because portions of the Small Company Fund’s assets are managed by different portfolio managers using different styles, the Small Company Fund could experience overlapping security transactions that could lead to unintended concentration in certain securities. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses and tax inefficiencies compared to using a single investment manager.

iMGP SBH Focused Small Value Fund | Growth Investing Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.

iMGP SBH Focused Small Value Fund | Value Stock Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of the manager, undervalued. The value of a security believed by the manager to be undervalued may never reach what is believed to be its full (intrinsic) value, or such security’s value may decrease.

iMGP SBH Focused Small Value Fund | Equity Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Equity Securities Risk. This is the risk that the value of equity securities may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the general market, an entire industry or sector, or particular companies. These factors include, without limitation, adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment; increases in production costs; and significant management decisions. This risk is greater for small- and medium‑sized companies, which tend to be more vulnerable to adverse developments than larger companies.

iMGP SBH Focused Small Value Fund | Emerging Markets Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Emerging Markets Risk. This is the risk that the value of the Small Company Fund’s emerging markets investments will decline due to the greater degree of economic, political and social instability of emerging or developing countries as compared to developed countries. Investments in emerging market countries are subject to substantial risks due to, among other factors, different accounting standards and thinner trading markets as compared to those in developed countries; less publicly available and reliable information about issuers as compared to developed markets; the possibility of currency transfer restrictions; and the risk of expropriation, nationalization or other adverse political, economic or social developments.

iMGP SBH Focused Small Value Fund | Foreign Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Foreign Investment Risk. This is the risk that an investment in foreign (non‑U.S.) securities may cause the Small Company Fund to experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to, among other factors, less publicly available information, less stringent and less uniform accounting, auditing and financial reporting standards, less liquid and more volatile markets, higher transaction and custody costs, additional taxes, less investor protection, delayed or less frequent settlement, political or social instability, civil unrest, acts of terrorism, regional economic volatility, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments.

iMGP SBH Focused Small Value Fund | Sector Weightings Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Sector Weightings Risk. Although sector focus is not a principal strategy of the Small Company Fund, the Small Company Fund may from time to time emphasize investments in a particular sector as a result of the implementation of its principal investment strategies. To the extent that the Small Company Fund emphasizes investments in a particular sector, the Small Company Fund has the potential to be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector. By focusing its investments in a particular sector, the Small Company Fund may potentially face more risks than if it were diversified broadly over numerous sectors.
¡	Financial Sector Risk. The Small Company Fund may invest a portion of its assets in the financial services sector and, therefore, the performance of the Small Company Fund could be negatively impacted by events affecting this sector, including changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt and the availability and cost of capital.
¡	Industrial Sector Risk. The Small Company Fund may invest a portion of its assets in the industrial sector. Companies in the industrial sector could be affected by, among other things, government regulation, world events and global economic conditions, insurance costs, and labor relations issues.

iMGP SBH Focused Small Value Fund | Investment Selection Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Investment Selection Risk. The specific investments held in the Small Company Fund’s investment portfolio may underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of a portfolio manager’s choice of securities.

iMGP SBH Focused Small Value Fund | Cybersecurity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Small Company Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Small Company Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Small Company Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

iMGP SBH Focused Small Value Fund | Operational Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Advisor’s or sub‑advisor’s control, including instances at third parties. The Small Company Fund, the Advisor and the sub‑advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

iMGP SBH Focused Small Value Fund | Securities Lending Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Securities Lending Risk: The Fund may engage in securities lending. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. The Fund could also lose money if the value of the collateral decreases. As a result, the value of the Fund shares may fall.

iMGP SBH Focused Small Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%	[1]
Distribution and or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%	[1],[2]
One Year	rr_ExpenseExampleYear01	$ 117
Three Years	rr_ExpenseExampleYear03	380
Five Years	rr_ExpenseExampleYear05	665
Ten Years	rr_ExpenseExampleYear10	$ 1,479
2021	rr_AnnualReturn2021	19.66%
2022	rr_AnnualReturn2022	(13.39%)
2023	rr_AnnualReturn2023	24.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.88%)
One Year	rr_AverageAnnualReturnYear01	24.74%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	15.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2020
iMGP SBH Focused Small Value Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	22.59%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	14.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2020
iMGP SBH Focused Small Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.18%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	12.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2020
iMGP SBH Focused Small Value Fund | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.93%	[3]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	11.10%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2020	[3]
iMGP SBH Focused Small Value Fund | MSCI USA Small Cap Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.34%	[3]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	17.01%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2020	[3]
iMGP SBH Focused Small Value Fund | Morningstar US Small Blend Category (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.02%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	13.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2020

[1]
“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” do not correlate to the corresponding ratios included in the Small Company Fund’s Financial Highlights because the management fees for the Fund were reduced effective April 29, 2024 and were not in effect for the previous fiscal year.

[2]	iM Global Partner Fund Management, LLC, (formerly, Litman Gregory Fund Advisors, LLC) (“iM Global” or the “Advisor”), the advisor to the Small Company Fund, has contractually agreed to limit the Small Company Fund’s operating expenses (excluding any taxes, interest, brokerage commissions, borrowing costs, dividend expenses, acquired fund fees and expenses and extraordinary expenses) through April 30, 2025 to an annual rate of 1.15% for the Institutional Class (the “Operating Expense Limitation”). This agreement may be renewed for additional periods not exceeding one (1) year and may be terminated by the Board of Trustees (the “Board”) of Litman Gregory Funds Trust (the “Trust”) upon sixty (60) days’ written notice to iM Global. iM Global may also decline to renew this agreement by written notice to the Trust at least thirty (30) days before the renewal date. Pursuant to this agreement, iM Global may recoup reduced fees and expenses only within three (3) years from the end of the month in which the reimbursement took place, provided that the recoupment does not cause the Fund’s annual expense ratio to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment.
[3]
Effective April 29, 2024, the Small Company Fund’s primary benchmark changed from the MSCI USA Small Cap Value Index to the Russell 2000 Index. The Adviser believes this benchmark more closely aligns with the change of investment strategy of the Fund.